Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Contingent Liabilities And Commitments
Schedule of future minimum lease commitments under non-cancelable operating leases
NIS in thousands
2018	99
2019	31
130